Short-Term Borrowings (Details)	1 Months Ended	9 Months Ended
	Jul. 29, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)
Debt Disclosure [Abstract]
Interest expenses		$ 15,292
Factoring interest		14,903
Accounts receivable	¥ 10,000,000	1,541,925	¥ 10,000,000
Loan agreement		$ 1,000,000